Cover	Nov. 19, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 19, 2020
Entity File Number	001-38520
Entity Registrant Name	MeiraGTx Holdings plc
Entity Central Index Key	0001735438
Entity Tax Identification Number	98-1448305
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	450 East 29th Street
Entity Address, Address Line Two	14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	646
Local Phone Number	860-7985
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, $0.00003881 par value per share
Trading Symbol	MGTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false